Biological Assets (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Beginning Balance	$ 1,188,552	$ 250,690
Purchased cannabis plants	4,567,108	2,969,773
Allocation of operational overhead	1,063,755	1,430,876
Change in FVLCTS due to biological transformation	3,278,572	1,824,225
Transferred to inventory upon harvest	(8,898,468)	(5,287,012)
Ending Balance	$ 1,199,519	$ 1,188,552